RETIREMENT BENEFIT OBLIGATIONS - Principal actuarial assumptions (Details) - Pension plans	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.30%	1.90%
Future pension increases	3.40%	2.90%	3.00%
Inflation (RPI)	3.40%	2.90%	3.00%
Inflation (CPI)	2.70%	2.10%	2.20%
Life expectancy at age 60, Male	27 years 7 months 6 days	27 years 7 months 6 days	27 years 6 months
Life expectancy at age 60, Female	30 years 1 month 6 days	30 years 1 month 6 days	30 years
Life expectancy at age 60 in 20 years' time, Male	29 years 1 month 6 days	29 years 1 month 6 days	29 years
Life expectancy at age 60 in 20 years' time, Female	31 years 6 months	31 years 6 months	31 years 4 months 24 days
United States of America
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.40%	3.20%
Life expectancy at age 60, Male	24 years 8 months 12 days	24 years 8 months 12 days	25 years
Life expectancy at age 60, Female	26 years 9 months 18 days	26 years 9 months 18 days	27 years 2 months 12 days
Life expectancy at age 60 in 20 years' time, Male	24 years 7 months 6 days	24 years 7 months 6 days	25 years 2 months 12 days
Life expectancy at age 60 in 20 years' time, Female	27 years 3 months 18 days	27 years 3 months 18 days	27 years 9 months 18 days